MATERIAL ACCOUNTING POLICIES - NON CURRENT ASSETS WITH DEFINITE USEFUL LIVES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,638,457	€ 1,545,664	€ 1,419,699
Property, plant and equipment	2,057,891	1,828,784	€ 1,575,200
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,595,783	1,502,889
Increase (decrease) in intangible assets other than goodwill	€ 421,265	€ 476,467